Shareholder' equity	6 Months Ended
Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Shareholder' equity
16. Shareholder’ equity
Share capital
At June 30, 2023 the fully paid up share capital of the Company was €6,054 thousand, consisting of 302,704,726 ordinary shares (€5,939 thousand, consisting of 296,943,659 ordinary shares at December 31, 2022), all with a nominal value of €0.02.
Each ordinary share confers the right to cast one vote. Holders of ordinary shares become entitled to special voting shares upon registering their ordinary shares in the loyalty register (thereby blocking such shares from trading on the NYSE) and maintaining them registered in such register for an interrupted period of time as prescribed by the articles of association of Zegna. Ordinary shares carry the right to receive dividends and each ordinary share carries the right to repayment of capital in the event of dissolution and liquidation, with the remaining equity after all debts are satisfied for the benefit of the holders of ordinary shares in proportion to the aggregate nominal value of their ordinary shares. Ordinary shares carry preemptive rights in proportion to the aggregate number of ordinary shares held upon the issuance of new ordinary shares or the granting of rights to subscribe for ordinary shares, subject to certain exceptions.
Share premium
At June 30, 2023, the share premium amounted to €785,804 thousand (€721,187 thousand at December 31, 2022) and includes (i) €710,264 thousand (net of transaction costs of €17,239 thousand) as a result of shares issued as part of the business combination between Zegna and Investindustrial Acquisition Corp. (IIAC), which was completed on December 17, 2021 (the “Business Combination” - for additional information relating to the Business Combination, see Note 1—General information “Business combination and other transactions in 2021” to the Annual Consolidated Financial Statements), (ii) €64,617 thousand as a result of shares issued for the Warrant Redemption (See Note 18 — Other current and non-current financial liabilities for additional information), and (iii) €10,923 thousand relating to the reimbursement to Zegna by Monterubello of a special gift to all employees of the Group.
Legal reserves
Legal reserves include the following:
•a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro;
•a cash flow hedge reserve for the changes in the fair value of derivative financial instruments held by the Group designated as a hedge of the exposure to variability in currency exchange rate and interest rate risk;
•gains and losses on the remeasurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities;
•the financial assets at FVOCI reserve which arises from changes in the fair value of debt instruments held by the company under a hold to collect and sell business model, which will be reversed when the investment is derecognized or impaired;
•other legal reserves required for Dutch purposes for earnings of subsidiaries and associates that are subject to restrictions on distributions to the Company and to capitalized development costs recognized by subsidiaries of the Group.
Reserve for treasury shares
At June 30, 2023, the reserve for treasury shares amounted to €436,622 thousand (€451,174 thousand at December 31, 2022) and 52,394,463 ordinary shares were held in treasury (54,140,913 ordinary shares at December 31, 2022).
Other reserves
Other reserves are detailed as follows:

(€ thousands)	At June 30, 2023	At December 31, 2022
Share-based payments reserve	82,764	88,557
Non-controlling interests options reserve	(183,525)	(183,525)
Other	(69,623)	(74,764)
Other reserves	(170,384)	(169,732)

The non-controlling interests options reserve includes a reduction of equity attributable to shareholders of the Company resulting from the initial recognition of the financial liabilities at fair value (which are subsequently remeasured at the end of each period through the statement of profit and loss) relating to the put option held by Gruppo Dondi S.p.A. non-controlling interest shareholders for €21,459 thousand originally recognized in 2019, as well as on the put option held by Thom Browne Group non-controlling interest shareholders for €162,066 thousand originally recognized in 2018 and subsequently partially reclassified to retained earnings in 2021 as a result of the exercise of the first tranche of the option.
Retained earnings
Retained earnings include the Group’s accumulated earnings, less dividends paid to equity holders and other changes. Among other changes, retained earnings also include the first-time IFRS adoption reserve, reflecting the combined effects of the equity adjustments, net of tax effects, arising from the transition to IFRS from previous local GAAP, which occurred on January 1, 2018.
At the Annual General Meeting of the Shareholders held on June 27, 2023, the shareholders approved a dividend distribution of €0.10 per ordinary share, corresponding to a total dividend of €25 million. The dividend distribution was paid on July 28, 2023 and was made from the retained earnings reserve.